Sprott Gold Equity Fund
Schedule of Investments as of March 31, 2023 (Unaudited)

	Shares	Value
Common Stocks - 82.80%
Gold Related Securities - 72.23%
Australia - 11.03%
Bellevue Gold Ltd. (a)	16,235,905	$13,891,684
Evolution Mining Ltd.	7,073,421	14,752,055
Northern Star Resources Ltd.	3,259,120	26,818,026
Perseus Mining Ltd.	19,500,000	31,022,727
West African Resources Ltd. (a)	24,899,175	15,978,080
		102,462,572
Canada - 51.42%
Agnico Eagle Mines Ltd.	754,602	38,469,906
Alamos Gold, Inc. - Class A	3,131,574	38,299,150
B2Gold Corp.	800,000	3,152,000
Baru Gold Corp. (a)(b)(c)	13,290,993	344,199
Equinox Gold Corp. (a)	5,954,995	30,579,109
Falco Resources Ltd. (a)(b)	23,722,300	1,843,020
GoGold Resources, Inc. (a)(b)	8,900,000	13,763,226
I-80 Gold Corp. (a)(b)(c)	15,915,264	38,743,040
International Tower Hill Mines Ltd. (a)(b)	6,750,222	4,050,808
International Tower Hill Mines Ltd. (a)(b)(d)	100,738	60,376
International Tower Hill Mines Ltd. (a)(b)(d)(e)	18,664,631	11,186,349
Jaguar Mining, Inc. (b)(c)	5,709,459	11,363,999
Lundin Gold, Inc.	1,000,000	11,675,916
New Gold, Inc. (a)	13,333,100	14,666,410
Novagold Resources, Inc. (a)	2,030,800	12,631,576
OceanaGold Corp.	13,500,000	33,462,819
Osisko Development Corp. (a)	844,465	4,117,665
Osisko Gold Royalties Ltd.	2,204,467	34,840,855
Osisko Mining, Inc. (a)(b)	15,284,239	48,629,099
Osisko Mining, Inc. (a)(b)(d)(f) (Originally acquired 02/23/2023, Cost $1,373,353)	600,000	1,795,397
Pan American Silver Corp. (c)	663,445	12,074,699
Seabridge Gold, Inc. (a)	850,000	11,007,500
Silvercrest Metals, Inc. (a)(b)	4,056,600	28,844,932
SSR Mining, Inc.	725,300	10,969,391
Strategic Metals Ltd. (a)(b)	9,886,500	2,121,409
Torex Gold Resources, Inc. (a)	2,114,600	35,188,571
Trifecta Gold Ltd. (a)	2,325,199	60,216
Victoria Gold Corp. (a)	921,000	6,105,927
Wesdome Gold Mines Ltd. (a)	3,065,200	17,554,309
		477,601,873
South Africa - 5.46%
AngloGold Ashanti Ltd. - ADR (g)	851,500	20,597,785
Gold Fields Ltd. - ADR (c)(g)	2,257,361	30,068,048
		50,665,833
United Kingdom - 3.21%
Endeavour Mining PLC	1,237,999	29,834,723

United States - 1.11%
Contango ORE, Inc. (a)(b)	263,200	7,501,200
Contango ORE, Inc. (a)(b)	100,000	2,850,000
Electrum Ltd. (a)(f) (Originally acquired 12/21/07, Cost $13,065,361)	2,127,287	–
		10,351,200
Total Gold Related Securities		670,916,201

Other Precious Metals Related Securities - 9.74%
Canada - 7.44%
Bear Creek Mining Corp. (a)	2,054,000	1,048,657
MAG Silver Corp. (a)(c)	1,342,835	17,013,720
MAG Silver Corp. (a)(d)	1,432,665	18,105,748
Nickel Creek Platinum Corp. (a)(b)	14,037,494	467,397
Triple Flag Precious Metals Corp. (c)	260,843	3,899,604
Triple Flag Precious Metals Corp. (d)	1,566,543	23,332,971
Vizsla Silver Corp. (a)(b)	3,437,500	5,264,983
		69,133,080
South Africa - 0.90%
Sibanye Stillwater Ltd. - ADR (c)(g)	999,163	8,313,036

United States - 1.40%
Gatos Silver, Inc. (a)(c)	1,789,548	11,685,748
Sunshine Silver Mining and Refining (a)(f) (Originally acquired 03/15/11, Cost $4,525,333)	243,691	1,330,553
		13,016,301
Total Other Precious Metals Related Securities		90,462,417

Other Securities - 0.83%
United States - 0.83%
Aclara Resources, Inc. (a)(c)	524,620	178,561
Gold Bullion International LLC (a)(b)(f) (Originally acquired 05/12/10, Cost $5,000,000)	5,000,000	6,900,000
I-Pulse, Inc. (a)(f) (Originally acquired 10/09/07, Cost $126,097)	74,532	596,256
Ivanhoe Electric, Inc. (a)	6,996	85,001
Total Other Securities		7,759,818
Total Common Stocks (Cost $785,815,774)		769,138,436

Private Fund - 1.51%
Gold Related Security - 1.51%
Tocqueville Bullion Reserve LP - Class G (a)(b)	7,619	14,045,083
Total Private Fund (Cost $13,795,735)		14,045,083

Gold Bullion - 13.33%	Ounces
United States - 13.33%
Gold Bullion (a)	62,889	123,846,857
Total Gold Bullion (Cost $25,608,843)		123,846,857

Convertible Bond - 0.50%	Principal Amount
Gold Related Security - 0.50%
I-80 Gold Corp.
8.000%, 02/22/27 (a)(b)(f) (Originally acquired 02/17/23, Cost $4,500,000)	4,500,000	4,583,196
Total Convertible Bond (Cost $4,500,000)		4,583,196

Warrants - 0.11%	Shares
Gold Related Securities - 0.04%
Canada - 0.04%
Falco Resources Ltd.
Expiration: 07/31/2025, Exercise Price: CAD $0.55 (a)(b)(d)(e)(f) (Originally acquired 09/07/21, Cost $0)	3,750,000	555
Osisko Development Corp.
Expiration: 12/01/2023, Exercise Price: CAD $30.00 (a)(d)(f) (Originally acquired 10/28/20, Cost $0)	222,233	37,820
Osisko Development Corp.
Expiration: 03/02/2027, Exercise Price: CAD $7.60 (a)(d)(f) (Originally acquired 02/28/22, Cost $0)	499,999	118,054
Osisko Mining, Inc.
Expiration: 08/28/2024, Exercise Price: CAD $4.00 (a)(b)(d)(f) (Originally acquired 02/23/23, Cost $0)	300,000	221,209
Total Gold Related Securities		377,638
Other Precious Metals Related Securities - 0.07%
Canada - 0.07%
Nickel Creek Platinum Corp.
Expiration: 07/01/2024, Exercise Price: CAD $0.08 (a)(b)(d)(e)(f) (Originally acquired 07/01/19, Cost $0)	1,658,293	3,190
Vizsla Silver Corp.
Expiration: 11/15/2024, Exercise Price: CAD $2.00 (a)(b)(d)(f) (Originally acquired 11/09/22, Cost $0)	1,718,750	646,296
Total Other Precious Metals Related Securities		649,486
Total Warrants (Cost $0)		1,027,124

Short-Term Investments - 8.15%
Money Market Fund - 1.51%
Invesco Treasury Portfolio
Institutional Class, 4.772% (h)	13,992,951	13,992,951

Investments Purchased with Proceeds from Securities Lending - 6.64%
Mount Vernon Liquid Assets, 4.93%	61,707,513	61,707,513
Total Short-Term Investments (Cost $75,700,464)		75,700,464

Total Investments (Cost $905,420,816) - 106.40%		988,341,160
Liabilities in Excess of Other Assets - ((6.40)%)		(59,422,853)
Total Net Assets - 100.00%		$928,918,307

(a) Non-income producing security.
(b) Affiliated company. See Note 2.
(c) This security or a partial position of this security is on loan as of March 31, 2023. The total market value of securities on loan as of March 31, 2023 was
$58,449,945. The loaned securities were secured with cash collateral of $61,707,513. Shares of the Mount Vernon Liquid Assets Portfolio LLC were purchased with proceeds from cash collateral received from securities on loan. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(d) Denotes an issue that is traded on a foreign exchange when a company is listed more than once.
(e) Denotes a security that is either fully or partially restricted to resale. The value of restricted securities as of March 31, 2023 was $11,190,094 which represented 1.20%
of net assets.
(f) Security is fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a Level 2 or 3 security. See
Note 2. The aggregate value of fair valued securities as of March 31, 2023 was $16,232,526, which represented 1.75% of net assets.
(g) Security is an American Depositary Receipt (ADR).
(h) Variable rate security. Rate listed is the 7-day effective yield as of March 31, 2023.

The Accompanying Footnotes are an Integral Part of these Financial Statements.

1) Fair Valuation Measurements

     The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the year. These inputs are summarized in the three broad levels listed below.

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

     When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end funds and real estate investment trusts, which are traded on an exchange are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation and when the market is considered active, the security will be classified as a Level 1 security. When using the mean between the latest bid and ask price, the security will be classified as Level 2. Gold bullion is valued using the latest available price on the valuation day and is classified as Level 1.

Investment in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds and will be classified as Level 1 securities.

     Debt securities, such as corporate bonds, convertible bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Board. These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities. Options can diverge from the prices of their underlying instruments. These are valued at the composite last price reported by the exchange on which the options are primarily traded on the day of the valuation and are classified as Level 1. If there is no composite last price on a given day the mean between the latest bid and ask price will be used. These contracts are classified as Level 2.

     Investments classified within Level 3 have significant unobservable inputs used by the Adviser in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

     For securities traded principally on foreign exchanges, the Fund may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of the Fund’s NAV, which the Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

     In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE. Fair value pricing may also be used to value restricted securities held by the Fund or securities with little or no trading activity for extended periods of time. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used to value the Fund's investments at March 31, 2023.

Investments in Securities at Value

Sprott Gold Equity Fund (1)	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$669,120,804	$1,795,397	$-	$670,916,201
Other Precious Metals Related	89,131,864	-	1,330,553	90,462,417
Other	263,562	-	7,496,256	7,759,818
Total Common Stocks	758,516,230	1,795,397	8,826,809	769,138,436
Private Fund (2)(3)	-	-	-	14,045,083
Gold Bullion	123,846,857	-	-	123,846,857
Convertible Bond	-	-	4,583,196	4,583,196
Warrants	-	1,027,124	-	1,027,124
Short-Term Investments	75,700,464	-	-	75,700,464
Total Assets	$958,063,551	$2,822,521	$13,410,005	$988,341,160

(1) For a detailed sector breakdown, please see the accompanying Schedules of Investments.
(2) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the Schedule of Investments.

(3) As of March 31, 2023, the Fund invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions. This private fund investment can only be disposed of with notice given 24 hours in advance of redemption. Due to the elapsed time, the investment of the Fund is not subject to any redemption fees going forward.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:
				Sprott Gold Equity Fund
Beginning Balance - December 31, 2022				$8,826,805
Purchases				4,500,000
Sales				-
Realized gains				-
Realized losses				-
Change in unrealized appreciation (depreciation)				83,200
Transfers in/(out) of Level 3				-
Ending Balance - March 31, 2023				$13,410,005

As of March 31, 2023 the change in unrealized appreciation (depreciation) on positions still held for securities that were considered Level 3 was $83,200.

2) Transactions with Affiliates*

The following issuers are Portfolio affiliates of the Fund; that is, the Adviser had control of 5% or more of the outstanding voting securities during the period from January 1, 2023 through March 31, 2023. As defined in Section (2)(a)(3) of the Investment Company Act of 1940; such issues are:

	January 1, 2023		Additions		Reductions		March 31, 2023	Interest	Dividend	Realized	Change in Gross Unrealized	March 31, 2023
Issuer Name	Share Balance	Cost	Share Balance	Cost	Share Balance	Cost	Share Balance	Income	Income	Gain/(Loss)	Appreciation/(Depreciation)	Value	Cost

Sprott Gold Equity Fund

Baru Gold Corp.	13,290,993	$ 22,795,998	-	$ -	-	$ -	13,290,993	$ -	$ -	$ -	$ 196,957	$ 344,199	$ 22,795,998
Contango Ore, Inc.	100,000	2,000,000	-	-	-	-	100,000	-	-	-	588,500	2,850,000	2,000,000
Contango Ore, Inc.	263,200	5,000,800	-	-	-	-	263,200	-	-	-	1,548,932	7,501,200	5,000,800
Falco Resources Ltd.	23,722,300	14,359,879	-	-	-	-	23,722,300	-	-	-	3,403	1,843,020	14,359,879
Falco Resources Ltd. Warrant	3,750,000	-	-	-	-	-	3,750,000	-	-	-	(553)	555	-
GoGold Resources, Inc.	-	-	8,900,000	14,942,357	-	-	8,900,000	-	-	3,344	(1,179,131)	13,763,226	14,942,357
Gold Bullion International LLC	5,000,000	5,000,000	-	-	-	-	5,000,000	-	-	-	-	6,900,000	5,000,000
I-80 Gold Corp.	-	-	4,500,000	4,500,000	-	-	4,500,000	-	39,000	-	83,195	4,583,196	4,500,000
I-80 Gold Corp.	15,915,264	30,654,002	-	-	-	-	15,915,264	-	-	-	(5,688,052)	38,743,040	30,654,002
International Tower Hill Mines Ltd.	6,750,222	22,383,358	-	-	-	-	6,750,222	-	-	-	1,180,614	4,050,808	22,383,358
International Tower Hill Mines Ltd.	18,664,631	35,619,856	-	-	-	-	18,664,631	-	-	-	3,191,160	11,186,349	35,619,856
International Tower Hill Mines Ltd.	864,529	4,582,090	-	-	(763,791)	(4,048,169)	100,738	-	-	(3,619,742)	3,738,214	60,376	533,921
Jaguar Mining, Inc.	5,736,559	3,638,862	-	-	(27,100)	(17,190)	5,709,459	-	-	42,868	(58,035)	11,363,999	3,621,672
Mag Silver Corp. (a)	1,432,665	15,000,003	-	-	(1,432,665)	(15,000,003)	-	-	-	-	(7,378,775)	-	-
Mag Silver Corp. (a)	1,742,835	21,407,874	-	-	(400,000)	(4,670,314)	1,342,835	-	-	676,898	(5,556,478)	17,013,720	16,737,560
Nickel Creek Platinum Corp.	14,037,494	2,596,104	-	-	-	-	14,037,494	-	-	-	(102,811)	467,397	2,596,104
Nickel Creek Platinum Corp. Warrant	1,658,293	-	-	-	-	-	1,658,293	-	-	-	(2,933)	3,190	-
Osisko Mining, Inc.	15,384,239	45,113,236	-	-	(100,000)	(1,172,616)	15,284,239	-	-	(948,436)	10,034,480	48,629,099	43,940,620
Osisko Mining, Inc.	-	-	600,000	1,373,353	-	-	600,000	-	-	3,187	422,045	1,795,397	1,373,353
Osisko Mining, Inc. Warrant	-	-	300,000	-	-	-	300,000	-	-	-	221,209	221,209	-
Silvercrest Metals, Inc.	4,056,600	23,986,557	-	-	-	-	4,056,600	-	-	-	4,577,237	28,844,932	23,986,557
Strategic Metals Ltd.	9,886,500	14,175,946	-	-	-	-	9,886,500	-	-	-	222,968	2,121,409	14,175,946
Tocqueville Bullion Reserve LP - Class G(b)	7,619	13,795,735	-	-	-	-	7,619	-	-	-	1,099,268	14,045,083	13,795,735
Victoria Gold Corp. (a)	1,964,600	22,790,644	-	-	(1,043,600)	(12,580,075)	921,000	-	-	(6,362,840)	8,311,637	6,105,927	10,210,569
Vizsla Silver Corp.	3,437,500	3,683,535	-	-	-	-	3,437,500	-	-	-	1,329,884	5,264,983	3,683,535
Vizsla Silver Corp. Warrant	1,718,750	-	-	-	-	-	1,718,750	-	-	-	343,039	646,296	-
		$ 308,584,479		$ 20,815,710		$ (37,488,367)		$ -	$ 39,000	$ (10,204,721)	$ 17,125,974	$ 228,348,610	$ 291,911,822
							-
* All affiliates listed are neither majority-owned subsidiaries or other controlled companies.
(a) Security is no longer an affiliated company at March 31, 2023.
(b) Tocqueville Bullion Reserve (“TBR”) is a Delaware Limited Partnership created for the purpose of owning physical gold. John Hathaway is an independent Director of the TBR Cayman entities and is a TBR limited partner.